Fees Summary	Jan. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,004,000
Previously Paid Amount	0.00
Total Fee Amount	919.21
Total Offset Amount	0.00
Net Fee	919.21
Narrative - Max Aggregate Offering Price	$ 6,004,000
Final Prospectus	true